LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS
LAND USE RIGHTS

10.                     LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Land use rights	6,939	20,959	3,330
Less: accumulated amortization	(1,133)	(2,138)	(340)

Land use rights, net	5,806	18,821	2,990

As of December 31, 2010 and 2011, short-term loans amounting to RMB159,827 and RMB158,590 (US$25,197) were secured by the pledge of land use rights of the Group with an aggregate net carrying value of RMB5,806 and RMB5,663 (US$900).

Amortization expenses were RMB223, RMB183 and RMB255 (US$41) for the years ended December 31, 2009, 2010 and 2011, respectively. For each of the five succeeding years starting from January 1, 2012, the annual amortization expense of the land use rights is estimated to be RMB566 (US$90).